Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information
26.	Segment information

The Group’s operations are presented in three business segments as follows:

•

Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, hardware, rails, balks and ferrosilicon;

•

Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore concentrate, which supplies raw materials to the Steel and Power segments and also sells substantial amounts of raw materials to third parties;

•

Power segment, comprising generation and sales of electricity and heat power, which supplies electricity and heat power to the Steel and Mining segments and also sells a portion of electricity and heat power to third parties.

The above three segments meet criteria for reportable segments. No operating segments have been aggregated to form the above reportable operating segments. Subsidiaries are consolidated by the segment to which they belong based on their products and by which they are managed. The Group’s management evaluates performance of the segments based on segment revenues, gross margin, operating income (loss), assets and liabilities. Transfer prices between operating segments are on an arm’s-length basis in a manner similar to transactions with third parties. Income tax, deferred tax related to the consolidated group of taxpayers and certain other assets and liabilities are not allocated to those segments as they are managed on the group basis.

As of December 31, 2018 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenues from contracts with external customers	96,882	187,918	27,774	—	312,574
Inter-segment revenues	37,549	5,865	15,471	(58,885)	—
Gross profit	77,199	44,433	12,571	615	134,818
Gross margin, %	57.4	22.9	29.1	—	43.1
Depreciation and amortisation	(7,621)	(5,738)	(500)	—	(13,859)
Loss on write-off of non-current assets	(572)	(258)	(29)	—	(859)
Impairment of goodwill and non-current assets	(3,684)	(819)	(2,719)	—	(7,222)
Operating profit (loss)	32,574	19,831	(3,240)	615	49,780
Share of profit (loss) of associates, net	10	—	—	—	10
Finance income	23,387	9,478	1,191	—	34,056
Intersegment finance income	1,071	395	41	(1,507)	—
Finance cost	(28,932)	(12,810)	(310)	—	(42,052)
Intersegment finance cost	(220)	(1,015)	(272)	1,507	—
Income tax (expense) benefit	(5,940)	531	83	2,645	(2,681)
Profit (loss) for the year	11,489	1,331	(2,544)	3,260	13,536
Segment assets	208,123	97,373	7,519	4,610	317,625
Segment liabilities	296,125	247,241	9,469	(2,015)	550,820
Investments in associates	293	—	—	—	293
Capital expenditures	(4,243)	(1,942)	(356)	—	(6,541)

As of December 31, 2017 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenues from contracts with external customers	100,129	172,760	26,224	—	299,113
Inter-segment revenues	42,286	7,622	16,338	(66,246)	—
Gross profit	93,464	34,013	12,724	(1,444)	138,757
Gross margin, %	65.6	18.9	29.9	—	46.4
Depreciation and amortisation	(7,979)	(5,800)	(448)	—	(14,227)
Loss on write-off of non-current assets	(135)	(145)	(41)	—	(321)
Impairment of goodwill and non-current assets	(3,800)	(2,281)	—	—	(6,081)
Operating profit	48,190	9,154	1,267	(1,444)	57,167
Share of profit (loss) of associates, net	18	—	—	—	18
Finance income	475	150	8	—	633
Intersegment finance income	1,335	567	49	(1,951)	—
Finance cost	(34,324)	(12,793)	(493)	—	(47,610)
Intersegment finance cost	(222)	(1,342)	(387)	1,951	—
Income tax expense	(3,410)	(203)	(229)	692	(3,150)
Profit (loss) for the year	17,210	(4,116)	228	(752)	12,570
Segment assets	209,630	100,543	10,417	(1,463)	319,127
Segment liabilities	371,196	184,952	9,808	(2,696)	563,260
Investments in associates	283	—	—	—	283
Capital expenditures	(5,852)	(1,329)	(321)	—	(7,502)

As of December 31, 2016 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenues from contracts with external customers	89,647	161,639	24,723	—	276,009
Inter-segment revenues	31,907	7,254	15,903	(55,064)	—
Gross profit	76,515	42,148	11,578	(554)	129,687
Gross margin, %	62.9	25.0	28.5	—	47.0
Depreciation and amortisation	(7,912)	(5,435)	(367)	—	(13,714)
Loss on write-off of non-current assets	(863)	(1,089)	(1)	—	(1,953)
Impairment of goodwill and non-current assets	(1,336)	(3,866)	—	—	(5,202)
Operating profit	31,012	11,531	701	(554)	42,690
Share of profit (loss) of associates, net	(17)	—	—	—	(17)
Finance income	1,082	93	1	—	1,176
Intersegment finance income	1,401	2,141	53	(3,595)	—
Finance cost	(37,615)	(16,015)	(610)	—	(54,240)
Intersegment finance cost	(1,731)	(1,396)	(468)	3,595	—
Loss after tax for the year from discontinued operations, net	—	(406)	(20)	—	(426)
Income tax benefit (expense)	115	1,485	(73)	(6,420)	(4,893)
Profit (loss) for the year	7,443	8,675	(312)	(6,974)	8,832
Segment assets	209,553	104,675	10,887	350	325,465
Segment liabilities	375,944	191,242	11,057	(190)	578,053
Investments in associates	265	—	—	—	265
Capital expenditures	(3,958)	(1,206)	(360)	—	(5,524)

The following table presents the Group’s revenues from contracts with customers segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2018	2017	2016
Domestic
Russia	178,880	176,906	164,361
Other	29,666	23,445	22,252

Total	208,546	200,351	186,613
Export	104,028	98,762	89,396

Total revenue	312,574	299,113	276,009

Allocation of total revenue from contracts with customers by country is based on the location of the customer. The Group’s total revenues from external customers by geographic area were as follows:

	2018	2017	2016
Russia	178,997	177,005	164,412
Asia	61,840	63,182	54,114
Europe	44,263	36,605	34,126
CIS	23,877	19,346	18,630
Middle East	3,130	2,212	1,536
USA	258	286	707
Other regions	209	477	2,484

Total	312,574	299,113	276,009

The majority of the Group’s non-current assets are located in Russia. The carrying amounts of mineral licenses and property, plant and equipment pertaining to the Group’s major operations were as follows:

	December 31, 2018	December 31, 2017
Russia	219,504	228,825
Germany	1,532	1,407
Austria	637	589
Czech Republic	224	216
Romania	20	41
Other	30	37

Total	221,947	231,115

Because of the significant number of customers, there are no individual external customers that generate sales greater than 10% of the Group’s consolidated total revenue from contracts with customers.

The following table presents the breakdown of the Group’s revenues from contracts with external customers by major products:

	2018	2017	2016
Mining segment
Coal and middlings	80,022	84,341	75,258
Coke and chemical products	14,205	13,747	11,330
Iron ore concentrate	839	220	126
Other	1,816	1,821	2,933

Total	96,882	100,129	89,647

Steel segment
Long steel products	105,722	96,768	89,575
Hardware	30,040	27,578	24,580
Flat steel products	22,786	22,505	18,230
Forgings and stampings	15,848	12,247	11,652
Ferrosilicon	3,927	2,807	3,368
Steel pipes	3,230	2,733	3,286
Semi-finished steel products	54	492	3,434
Other	6,311	7,630	7,514

Total	187,918	172,760	161,639

Power segment
Electricity	26,009	24,297	22,527
Other	1,765	1,927	2,196

Total	27,774	26,224	24,723

Total revenue	312,574	299,113	276,009